Amended and Restated Condensed lnterim Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - CAD ($)	Issued capital [member]	Warrants [Member]	Contributed Surplus [Member]	Fair Value of the conversion option [Member]	Translation reserve	Deficit	Total
Balance as at January 1, 2025 at Dec. 31, 2024	$ 54,994,088	$ 761,495	$ 6,731,440	$ 41,846	$ (1,148,311)	$ (72,797,613)	$ (11,417,055)
Balance at beginning (in shares) at Dec. 31, 2024	195,647						195,647
IfrsStatementLineItems [Line Items]
Issue of shares (Note 13)	$ 244,500			(131,749)			$ 112,751
Issue of shares, Shares	10,000
Net loss for the period						(1,689,530)	(1,689,530)
Debenture conversion in share capital (Notes 12A)	$ 831,749						831,749
Debenture conversion in share capital, Shares	11,666
Foreign exchange in translation of foreign operations					(107,740)		(107,740)
Issue of warrants (Notes 13 and 14)	(45,000)	45,000
Balance as at March 31, 2025 at Mar. 31, 2025	$ 56,025,337	806,495	6,731,440	(89,903)	(1,256,051)	(74,487,143)	(12,269,825)
Balance at ending (in shares) at Mar. 31, 2025	217,313
Balance as at January 1, 2025 at Dec. 31, 2025	$ 86,606,375	6,465,936	7,559,538		(801,802)	(94,233,661)	$ 5,596,387
Balance at beginning (in shares) at Dec. 31, 2025	13,069,567						13,069,567
IfrsStatementLineItems [Line Items]
Issue of shares (Note 13)	$ 47,796						$ 47,796
Issue of shares, Shares	15,149
Net loss for the period						(2,166,574)	(2,166,574)
Foreign exchange in translation of foreign operations					(291,997)		(291,997)
Issue of warrants (Notes 13 and 14)		4,803					4,803
Balance as at March 31, 2025 at Mar. 31, 2026	$ 86,654,171	$ 6,470,739	$ 7,559,538		$ (1,093,799)	$ (96,400,235)	$ 3,190,415
Balance at ending (in shares) at Mar. 31, 2026	13,084,716						13,084,716